Share-based Payments - Schedule of Key Terms in Relation to Informal Share Option Arrangements (Details) - Informal Share Option Arrangements - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Beginning balance	$ 5.4	$ 2.43
Weighted average exercise price, Granted		24.23
Weighted average exercise price, Exercised/settled during the period	0.00045
Weighted average exercise price, Cancelled and forfeited	42.6	42.6
Weighted average exercise price, Cancelled and forfeited after the Business Combination		42.6
Weighted average exercise price, Ending balance	$ 9.92	$ 5.4
Weighted average remaining contractual life, Balance	6 years 10 days